CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2015
Cash And Due From Banks Table [Abstract]
Cash And Due From Banks Table

	2014	2015
	(EUR in millions)
Current accounts with banks	425	386
Cash and similar items	950	857
Current account with central bank	722	184
Other	10	9
Total	2,107	1,436